Expenses by nature	12 Months Ended
Dec. 31, 2024
Expenses by nature
Expenses by nature

6Expenses by nature

	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Employee benefit expenses (Note 7)	234,142	221,971	238,580
Advertising and marketing expenses	132,202	164,236	162,267
Cost of inventories and consumables	160,152	204,881	234,487
Operating lease rental expenses	12,822	9,374	9,965
Amortisation and depreciation	61,485	65,897	65,964
Utilities and office expenses	39,085	38,329	30,961
Travelling and entertainment expenses	7,009	8,451	5,293
Bank charges	4,035	4,890	4,881
Loss on disposal of property, plant and equipment	20,465	—	—
Legal and professional fees	14,743	11,355	5,314
Other expenses	5,218	2,015	2,001
	691,358	731,399	759,713